Document and Entity Information	Jul. 24, 2023
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001822691
Current Fiscal Year End Date	--12-31
Document Type	8-K/A
Document Period End Date	Jul. 24, 2023
Entity Registrant Name	GreenLight Biosciences Holdings, PBC
Entity Incorporation State Country Code	DE
Entity File Number	001-39894
Entity Tax Identification Number	85-1914700
Entity Address, Address Line One	29 Hartwell Ave
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	(617)
Local Phone Number	616-8188
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 (the “Amendment”) to the Registrant’s Current Report on Form 8-K filed on July 24, 2023 (the “Original Report”) is being filed to amend and restate the Introductory Note. The only change to such disclosure is to correct the date, which is August 23, 2023, on or prior to which a holder of Warrants must exercise such Warrant in order to be eligible to pay the reduced exercise price and receive the Black-Scholes Warrant Value as described in the Original Report. Except as described above, this Amendment does not amend, update or change any other disclosures in the Original Report. In addition, the information contained in this Amendment does not reflect events occurring after the filing of the Original Report and does not modify or update the disclosures therein, except as specifically identified above.
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, par value $0.0001 per share
Trading Symbol	GRNA
Security Exchange Name	NASDAQ
Warrants Each Exercisable For One Share Of Common Stock For 11.50 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for one share of Common Stock for $11.50 per share
Trading Symbol	GRNAW
Security Exchange Name	NASDAQ